UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2263

Waddell & Reed Advisors Retirement Shares, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of W&R Advisors Retirement Shares
September 30, 2007
COMMON STOCKS	Shares	Value

Air Transportation - 1.19%
AMR Corporation*	325,000	$7,244,250

Aircraft - 1.73%
Boeing Company (The)	100,000	10,499,000

Apparel - 1.05%
Coach, Inc.*	135,000	6,381,450

Business Equipment and Services - 1.81%
Bucyrus International, Inc., Class A	85,000	6,197,775
Omnicom Group Inc.	100,000	4,809,000
		11,006,775
Capital Equipment - 2.55%
Caterpillar Inc.	110,000	8,627,300
Joy Global Inc.	135,000	6,861,375
		15,488,675
Chemicals - Petroleum and Inorganic - 0.77%
UAP Holding Corp.	150,000	4,706,250

Chemicals - Specialty - 1.09%
Albemarle Corporation	150,000	6,630,000

Computers - Main and Mini - 0.71%
Xerox Corporation*	250,000	4,335,000

Computers - Micro - 3.01%
Apple Inc.*	35,000	5,371,975
Dell Inc.*	225,000	6,208,875
Sun Microsystems, Inc.*	1,200,000	6,738,000
		18,318,850
Computers - Peripherals - 1.08%
Adobe Systems Incorporated*	150,000	6,550,500

Defense - 1.18%
General Dynamics Corporation	85,000	7,179,950

Electronic Components - 8.68%
Broadcom Corporation, Class A*	200,000	7,289,000
MEMC Electronic Materials, Inc.*	160,000	9,417,600
Maxim Integrated Products, Inc.	200,000	5,868,000
Microchip Technology Incorporated	150,000	5,445,000
PMC-Sierra, Inc.*	700,000	5,876,500
SanDisk Corporation*	160,000	8,824,000
Texas Instruments Incorporated	275,000	10,062,250
		52,782,350
Forest & Paper Products - 1.31%
Weyerhaeuser Company	110,000	7,953,000

Health Care - Drugs - 2.25%
Genentech, Inc.*	110,000	8,582,200
Gilead Sciences, Inc.*	125,000	5,106,875
		13,689,075
Health Care - General - 1.50%
Hologic, Inc.*	150,000	9,145,500

Hotel and Gaming - 2.32%
Las Vegas Sands, Inc.*	65,000	8,672,300
Pinnacle Entertainment, Inc.*	200,000	5,446,000
		14,118,300
Insurance - Property & Casualty - 1.40%
Ambac Financial Group, Inc.	135,000	8,492,850

Mining - 5.63%
Cameco Corporation	200,000	9,248,000
Freeport-McMoRan Copper & Gold Inc., Class B	75,000	7,866,750
Rio Tinto plc, ADR	30,000	10,302,000
Southern Copper Corporation	55,000	6,810,650
		34,227,400
Motor Vehicles - 2.49%
Ford Motor Company*	1,000,000	8,490,000
Honda Motor Co., Ltd., ADR	200,000	6,672,000
		15,162,000
Multiple Industry - 2.94%
Deutsche Borse AG	80,000	10,866,831
UAL Corporation*	150,000	6,978,750
		17,845,581
Petroleum - Domestic - 4.25%
Bill Barrett Corporation*	175,000	6,896,750
Delta Petroleum Corporation*	400,000	7,162,000
Sunoco, Inc.	100,000	7,078,000
Valero Energy Corporation	70,000	4,702,600
		25,839,350
Petroleum - International - 4.58%
Apache Corporation	125,000	11,257,500
Marathon Oil Corporation	100,000	5,702,000
Ultra Petroleum Corp.*	175,000	10,857,000
		27,816,500
Petroleum - Services - 7.58%
Baker Hughes Incorporated	80,000	7,229,600
GlobalSanteFe Corporation	80,000	6,081,600
ION Geophysical Corporation*	400,000	5,532,000
National Oilwell Varco, Inc.*	60,000	8,670,000
Transocean Inc.*	105,000	11,870,250
Weatherford International Ltd.*	100,000	6,718,000
		46,101,450
Railroad - 4.09%
Burlington Northern Santa Fe Corporation	110,000	8,928,700
Norfolk Southern Corporation	165,000	8,565,150
Union Pacific Corporation	65,000	7,348,900
		24,842,750
Retail - General Merchandise - 1.98%
J. C. Penney Company, Inc.	75,000	4,752,750
Macy's Inc.	225,000	7,272,000
		12,024,750
Retail - Specialty Stores - 2.86%
Coldwater Creek Inc.*	350,000	3,799,250
Tiffany & Co.	150,000	7,852,500
Tween Brands, Inc.*	175,000	5,747,000
		17,398,750
Security and Commodity Brokers - 8.30%
Bear Stearns Companies Inc. (The)	70,000	8,596,700
CME Group Inc.	15,000	8,810,250
Goldman Sachs Group, Inc. (The)	40,000	8,669,600
Merrill Lynch & Co., Inc.	130,000	9,266,400
NYMEX Holdings, Inc.	75,000	9,763,500
UBS AG	100,000	5,325,000
		50,431,450
Steel - 4.86%
Allegheny Technologies Incorporated	95,000	10,445,250
Companhia Vale do Rio Doce, ADR	300,000	10,179,000
Nucor Corporation	150,000	8,920,500
		29,544,750
Timesharing and Software - 2.71%
Cognizant Technology Solutions Corporation, Class A*	100,000	7,979,000
Google Inc., Class A*	15,000	8,512,275
		16,491,275
Utilities - Electric - 0.87%
Exelon Corporation	70,000	5,275,200

Utilities - Gas and Pipeline - 1.21%
Southwestern Energy Company*	175,000	7,323,750

Utilities - Telephone - 0.88%
Equinix, Inc.*	60,000	5,316,000

TOTAL COMMON STOCKS - 88.86%		$540,162,731

(Cost: $454,804,851)

PREFERRED STOCKS - 1.28%

Multiple Industry
Freeport-McMoRan Copper & Gold Inc.	50,000	$7,755,000
(Cost: $5,000,000)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS	Principal Amount in Thousands

Agency Obligation - 0.64%
National Archives Facility Trust,
8.5%, 9-1-19	$3,212	3,863,175

Mortgage Backed Obligations - 0.18%
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
6.5%, 12-1-31	678	695,161
6.5%, 1-1-32	385	394,285
		1,089,446
Treasury Obligations - 3.30%
United States Treasury Notes:
4.5%, 5-15-10	10,000	10,122,660
4.125%, 8-31-12	10,000	9,956,250
		20,078,910

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 4.12%		$25,031,531

(Cost: $24,204,586)

SHORT-TERM SECURITIES

Commercial Paper
Finance Companies - 0.66%
Prudential Funding LLC,
5.15%, 10-11-07	4,000	3,994,278

Food and Related - 1.64%
ConAgra Foods, Inc.,
5.23%, 10-3-07	2,000	1,999,419
Hershey Company (The),
5.3%, 10-15-07	5,000	4,989,694
Kellogg Co.,
5.75%, 10-12-07	3,000	2,994,729
		9,983,842
Health Care - Drugs - 0.59%
GlaxoSmithKline Finance plc,
5.4%, 10-5-07	3,600	3,597,840

Household - General Products - 0.66%
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)),
5.0%, 11-8-07	4,000	3,978,889

Leisure Time Industry - 0.33%
Walt Disney Company (The),
5.2%, 10-11-07	2,000	1,997,111

Restaurants - 1.04%
Starbucks Corporation,
5.5%, 10-1-07	6,348	6,348,000

Total Commercial Paper - 4.92%		29,899,960

Municipal Obligation - Taxable - 0.82%
California
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds (Atlantic Richfield Company Project), Series 1997 (Taxable), (BP p.l.c.),
5.52%, 10-5-07	5,000	5,000,000

TOTAL SHORT-TERM SECURITIES - 5.74%		$34,899,960

(Cost: $34,899,960)

TOTAL INVESTMENT SECURITIES - 100.00%		$607,849,222

(Cost: $518,909,397)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

Cash serves as collateral for the following open futures contract at September 30, 2007:

Description	Type	Number of Contracts	Expiration Date	Market Value	Unrealized Appreciation

S&P 500 E-Mini Index	Short	155	12-21-07	$11,920,275	$2,635

*No dividends were paid during the preceding 12 months.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Retirement Shares, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: November 29, 2007

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: November 29, 2007